CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cost of revenue to related party	¥ 1,239,044	$ 194,433	¥ 1,111,729	¥ 1,565,850
Selling, general and administrative expenses to related party	24,343	3,820	5,045	5,581
Research and development expenses to related party	0		7,412	19,486
Interest income from related party	¥ 0	$ 0	¥ 1,247	¥ 4,856
American Depositary Shares
ADS per ordinary share	7	7	7	7
Membership services
Revenue from related parties	¥ 3,766	$ 591	¥ 25,571	¥ 27,247
Online advertising services
Revenue from related parties	296,920	46,594	206,624	77,126
Content distribution
Revenue from related parties	297,304	46,653	176,227	443,503
Others
Revenue from related parties	¥ 59,685	$ 9,366	¥ 54,064	¥ 48,877